ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries

As of March 31, 2016, details of the Group’s subsidiaries, VIEs and the VIEs’ subsidiaries were as follows:

			Percentage of
	Later date of		beneficial interest
	incorporation/	Place of	by iKang
Names	acquisition	incorporation	Healthcare Group, Inc.	Principal activities

Subsidiaries:

iKang Guobin Healthcare Group, Inc.(“iKang Guobin”)	December 24, 2003	BVI	100%	Holding company

ShanghaiMed iKang, Inc. (“Beijing iKang”)	February 27, 2004	PRC	100%	Sales of healthcare service

Shanghai iKang Co., Ltd. (“Shanghai iKang”)	December 27, 2004	PRC	100%	Sales of healthcare service

iKang Zhejiang, Inc. (“iKang Zhejiang BVI”)	April 5, 2006	BVI	73%	Holding company

iKang HealthManagement (Zhejiang) Co., Ltd. (“Zhejiang iKang”)	July 11, 2006	PRC	73%	Sales of healthcare service

Bayley & Jackson (China) Medical Services Limited (“Bayley & Jackson (Hong Kong)”)	October 10, 2006	Hong Kong	100%	Holding company

Beijing Bayley & Jackson Clinic Co., Ltd. (“iKang Beijing Ritan”)	October 10, 2006	PRC	100%	Medical examinations & clinical services

Yuanhua Healthcare Limited (HongKong) (“Yuanhua HK”)	July 31, 2013	Hong Kong	100%	Holding company

MediFast (Hong Kong) Limited (“MediFast”)	January 14, 2014	Hong Kong	80%	Medical examinations & clinical services

Yuanhua Medical Consultancy Services (Shanghai) Co., Ltd. (“Yuanhua WFOE”)	July 31, 2013	PRC	100%	Sales of healthcare service

WA Centers HK Limited (“WA HK ”)	March 3, 2015	Hong Kong	70%	Holding company

iKang Health Cloud Technology Limited (“iKang Cloud HK”)	January 5, 2015	Hong Kong	100%	Holding company

iKang(Shanghai) Financing Lease Co., Ltd. (“iKang(Shanghai) Financing Lease”)	December 19, 2014	PRC	100%	Lease services

VIEs:

iKang Healthcare Technology Group Co., Ltd. (formerly named as “Shanghai iKang Guobin Holding Co., Ltd.”) (“iKang Holding”)	April 27, 2007	PRC	100%	Holding company

Hangzhou iKang Guobin Clinic Co., Ltd. (“iKang Hangzhou Xixi”)	September 26, 2010	PRC	73%	Medical examinations

Shanghai Yuanhua Information Technology Co., Ltd. (“Yuanhua Information”)	July 31, 2013	PRC	100%	Holding company

Jiandatong Health Technology (Beijing) Co., Ltd. (“Beijing Jiandatong”)	April 1, 2013	PRC	80%	Sales of healthcare service

VIEs’ subsidiaries:

iKang Guobin Healthcare Group Co., Ltd. (formerly named as “Beijing iKang Online Technology Co., Ltd.”) (“iKang Online”)	September 13, 2004	PRC	100%	Sales of healthcare service

Beiijng iKang Medical Examination Application Technology Co., Ltd.	February 3, 2005	PRC	100%	Sales of healthcare service

Shenzhen iKang Co., Ltd. (“Shenzhen iKang”)	July 12, 2006	PRC	100%	Sales of healthcare service

Shanghai Yalong Daoyi Services Co., Ltd. (“Yalong Daoyi”)	December 20, 2006	PRC	100%	Sales of healthcare service

Guangzhou iKang Guobin Health Examination Co., Ltd. (“iKang Guangzhou Huanshi East/Tianhe”)	April 27, 2007	PRC	100%	Medical examinations

Shanghai Guobin Medical Center Co., Ltd. (“iKang Shanghai Xikang Road”)	April 27, 2007	PRC	100%	Medical examinations & clinical services

Shanghai Wangzu Guobin Medical Center Co., Ltd. (“iKang Shanghai Gubei”)	April 27, 2007	PRC	70%	Medical examinations

Shanghai iKang Guobin Mingmen Clinic Co., Ltd. (“iKang Shanghai Pudong Avenue”)	April 27, 2007	PRC	100%	Medical examinations

Shenzhen iKang Guobin Hospital Management Co., Ltd. (“Shenzhen Hospital Management”)	September 10, 2007	PRC	66%	Holding company

Shenzhen iKang Guobin Puji Clinic Co., Ltd. (formerly named as “Shenzhen Puji Clinic”) (“iKang Shenzhen Nanshan”)	September 10, 2007	PRC	66%	Medical examinations & clinical services

Beijing iKang Guobin Lidu Clinic Co., Ltd. (“iKang Beijing Lidu”)	December 3, 2007	PRC	100%	Medical examinations

Nanjing iKang Guobin Xinjie Clinic Co., Ltd.	January 10, 2008	PRC	100%	Medical examinations

Shenzhen iKang Guobin Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Clinic”) (“iKang Shenzhen Luohu”)	March 25, 2008	PRC	100%	Medical examinations

Beijing iKang Guobin Jianwai Clinic Co., Ltd. (“iKang Beijing Jianguomen”)	September 9, 2008	PRC	100%	Medical examinations

Beijing iKang Guobin Zhongguan Clinic Co., Ltd. (“iKang Beijing Zhongguancun”)	September 19, 2008	PRC	100%	Medical examinations

Beijing iKang Guobin Zhengqingyuan Clinic Co., Ltd. (“iKang Beijing Kunming Lake”)	December 1, 2008	PRC	100%	Medical examinations

Beijing iKang Guobin Jiuxianqiao Clinic Co., Ltd. (“iKang Beijing Yansha East”)	December 1, 2008	PRC	100%	Medical examinations

Shanghai iKang Guobin Renren Clinic Co., Ltd. (“iKang Shanghai Yangpu”)	December 9, 2008	PRC	100%	Medical examinations

Chengdu iKang Guobin Health Examination Hospital Co., Ltd. (“iKang Chengdu Waishuangnan”)	January 15, 2009	PRC	100%	Medical examinations

Shanghai iKang Guobin Blue Cross Clinic Co., Ltd. (“iKang Shanghai Lujiazui”)	January 28, 2010	PRC	100%	Medical examinations

Shanghai Wenzhong Clinic Co., Ltd. (“Shanghai Wenzhong”)	February 12, 2010	PRC	71%	Medical examinations

Beijing iKang Guobin Clinic Co., Ltd. (“iKang Beijing Xuanwumen”)	August 5, 2010	PRC	100%	Medical examinations

Nanjing iKang Guobin Clinic Co., Ltd. (“iKang Nanjing Gulou”)	January 19, 2011	PRC	100%	Medical examinations

Shenzhen Xinglin Clinic Co., Ltd. (formerly named as “Shenzhen Xinglin Clinic”) (“iKang Shenzhen Futian”)	January 25, 2011	PRC	100%	Medical examinations

Fujian iKang Guobin Health Management Co., Ltd. (“Fujian iKang”)	April 1, 2011	PRC	71%	Sales of healthcare service

Fuzhou iKang Guobin Clinic Co., Ltd. (“iKang Fuzhou Gulou”)	November 14, 2011	PRC	71%	Medical examinations

Beijing iKang Guobin Xinei Clinic Co., Ltd. (“iKang Beijing Xinei”)	January 30, 2012	PRC	100%	Medical examinations

Shanghai iKang Guobin Fukang Clinic Co., Ltd. (“Yan’an West Road”)	January 18, 2012	PRC	100%	Medical examinations

Shanghai iKang Guobin Zhonghuan Yipin Clinic Co., Ltd. (formerly named as “Shanghai Zhonghuan Yipin Clinic Co., Ltd.”) (“iKang Shanghai Zhonghuan”)	January 21, 2012	PRC	100%	Medical examinations

Shanghai iKang Guobin Yipin Clinic Co., Ltd. (formerly named as “Shanghai Yipin Clinic Co., Ltd.”) (“iKang Shanghai Jing’an”)	January 21, 2012	PRC	100%	Medical examinations

Shanghai iKang Guobin Waizhitan Clinic Co., Ltd. (“iKang Shanghai Yan’an East Road”)	May 29, 2012	PRC	100%	Medical examinations

Shanghai iKang Guobin Jianwei Clinic Co., Ltd. (formerly named as “Shanghai Jianzhiwei Clinic Co., Ltd.”) (“iKang Shanghai Jianzhiwei”)	August 17, 2012	PRC	100%	Medical examinations

Hangzhou iKang Guobin Wenhui Clinic Co., Ltd. (“iKang Hangzhou Wenhui”)	September 3, 2012	PRC	100%	Medical examinations

Tianjin Heping Aibin Clinic Co., Ltd. (“iKang Tianjin Heping”)	October 15, 2012	PRC	100%	Medical examinations

Suzhou iKang Guobin Clinic Co., Ltd. (formerly named as “Suzhou Aibin Clinic, Co., Ltd.”) (“iKang Suzhou”)	November 13, 2012	PRC	100%	Medical examinations

Suzhou Zhuoyue Clinic Co., Ltd. (“Suzhou Zhuoyue”)	October 15, 2014	PRC	100%	Medical examinations

Changchun iKang Guobin Jiachang General Clinic Co., Ltd. (“iKang Changchun”)	November 5, 2012	PRC	100%	Medical examinations

Chengdu Jinjiang iKang Guobin Hongzhaobi Health Co., Ltd. (“iKang Chengdu Hongzhaobi”)	December 21, 2012	PRC	100%	Examination General Clinic Medical examinations

Chongqing Aibin Clinic Co., Ltd. (“iKang Chongqing”)	December 18, 2012	PRC	100%	Medical examinations

Guangzhou Wokang Medical Clinic (“iKang Guangzhou Wokang”)	December 3, 2012	PRC	100%	Medical examinations

Shenzhen iKang Guobin Kefa Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Kefa Clinic”) (“Shenzhen Kefa”)	March 26, 2013	PRC	100%	Medical examinations

Shanghai iKang Jianwei Health Management Co., Ltd. (“Shanghai Jianwei Management”)	September 6, 2013	PRC	90%	Sales of healthcare services

Shanghai Yuanhua Clinic Co., Ltd. (“Yuanhua Clinic”)	July 31, 2013	PRC	100%	Medical examinations

Nanjing iKang Jun’an TCM Clinic Co., Ltd. (“iKang Nanjing Jun’an”)	September 1, 2013	PRC	100%	Medical examinations

Nanjing Aibin Health Information Consultancy Co., Ltd. (“Nanjing Aoyang Shunkang”)	September 1, 2013	PRC	100%	Sales of healthcare service

Jiangyin iKang Guobin Clinic Co., Ltd. (“iKang Jiangyin”)	December 16, 2013	PRC	100%	Medical examinations

Zhejiang Huzhou Ailikang Investment Management Co., Ltd. (“Zhejiang Ailikang”)	December 31, 2013	PRC	100%	Sales of healthcare services

Hangzhou iKang Jun’an Clinic Co., Ltd. (formerly named as “Hangzhou Aibo Huagang Clinic Co. Ltd.”) (“Hangzhou Aibo”)	December 31, 2013	PRC	100%	Medical examinations

Beijing iKang Jun’an Clinic Co., Ltd. (“iKang Beijing Jun’an”)	November 28, 2013	PRC	100%	Medical examinations & clinical services

Beijing iKang Guobin Yayun Clinic Co., Ltd. (“iKang Beijing Yayun”)	December 5, 2013	PRC	100%	Medical examinations

Changzhou iKang Guobin Clinic Co., Ltd. (“iKang Changzhou”)	March 14, 2014	PRC	62.5%	Medical examinations

Beijing iKang Guobin Baishi Clinic Co., Ltd. (“iKang Beijing Baishi”)	April 16, 2014	PRC	100%	Medical examinations

Chengdu Gaoxin iKang Guobin Chengnan Clinic Co., Ltd. (“Chengdu Gaoxin iKang West City ”)	May 22, 2014	PRC	100%	Medical examinations

iKang Dental Hospital Management Co., Ltd. (“iKang Dental Hospital Management ”)	August 13, 2014	PRC	100%	Management of dental services

Beijing iKang Guobin Wanzhishou Clinic Co., Ltd. (“iKang Beijing Wanzhishou ”)	August 21, 2014	PRC	100%	Medical examinations

Shanghai Huajian Health Examination Management Co., Ltd. (“Shanghai Huajian Management”)	July 1, 2014	PRC	100%	Medical examinations

Shanghai Huajian Clinic Co., Ltd.(“Shanghai Huajian”)	July 1, 2014	PRC	100%	Medical examinations

Shanghai Jinxiu Huajian Clinic Co., Ltd.(“Shanghai Jinxiu Huajian”)	July 1, 2014	PRC	100%	Medical examinations

Shanghai Jinshen Huajian Clinic Co., Ltd.(“Shanghai Jinshen Huajian”)	July 1, 2014	PRC	100%	Medical examinations

Shenyang iKang Guobin Hospital(“iKang Shenyang Hospital”)	November 14, 2014	PRC	100%	Medical examinations

Shenyang iKang Guobin Ningshan Hospital Co., Ltd. (“iKang Shenyang Ningshan Hospital”)	November 19, 2014	PRC	100%	Medical examinations

Shenyang Golden iKang Guobin Hospital Co., Ltd. (“Gold iKang Shenyang Hospital”)	December 19, 2014	PRC	100%	Medical examinations

Tianjin Hedong District iKang Guobin Dongrun Clinic Co., Ltd. (“iKang Tianjin Hedong Dongrun”)	February 17, 2015	PRC	100%	Medical examinations

Tianjin Hexi District iKang Guobin Fenghui Clinic Co., Ltd. (“iKang Tianjin Hexi Fenghui”)	February 17, 2015	PRC	100%	Medical examinations

Wuxi Woshi Hongtai Biotechnology Co., Ltd. (“Wuxi Woshi Hongtai”)	March 3, 2015	PRC	70%	Holding company

Beijing Woshi Hongtai Investment Management Consultancy Co., Ltd. (“Beijing Woshi Hongtai”)	March 3, 2015	PRC	70%	Sales of healthcare services

Beijing Zhenjing Clinic Co., Ltd.(“Beijing Zhenjing”)	March 3, 2015	PRC	70%	Medical examinations

Shanghai Zhenjing Hospital Management Co., Ltd. (“Shanghai Zhenjing Hospital Management”)	March 3, 2015	PRC	70%	Sales of healthcare services

Shanghai Zhenjing Clinic Co., Ltd. (“Shanghai Zhenjing”)	March 3, 2015	PRC	70%	Medical examinations

Beijing iKang Guobin Shunping Clinic Co., Ltd. (“iKang Beijing Shunping”)	August 04, 2015	PRC	100%	Medical examinations

Beijing iKang Guobin Baiyunlu Clinic Co., Ltd. (“iKang Beijing Baiyunlu”)	October 14, 2015	PRC	100%	Medical examinations

Chongqing iKang Zhuoyue Clinic Co., Ltd. (“iKang Chongqing Zhuoyue”)	November 10, 2015	PRC	100%	Medical examinations

Tianjin Hexi District iKang Guobin Clinic Co., Ltd. (“iKang Tianjin Hexi”)	July 27, 2015	PRC	100%	Medical examinations

Tianjin iKang Guobin Yuecheng Clinic Co. Ltd. (“iKang Tianjin Yuecheng”)	September 09, 2015	PRC	100%	Medical examinations

iKang Health Cloud(Beijing) Software Co.,Ltd. (“iKang Health Cloud”)	May 07, 2015	PRC	100%	Research & development

China Physician Alliance Group, Limited. (“China Physician Alliance”)	August 26, 2015	PRC	82%	Sales of healthcare services

Xi’an iKang Guobin Medical Examination Management Co., Ltd. (“Xi’an iKang”)	December 17, 2015	PRC	70%	Sales of healthcare services

Xi’an Lianhu Yinglun Hospital Co., Ltd. (“Xi’an Lianhu Yinglun”)	December 17, 2015	PRC	70%	Medical examinations

Xi’an Yanta Yinglun Clinic Co., Ltd. (“Xi’an Yanta Yinglun”)	December 17, 2015	PRC	70%	Medical examinations

Xi’an Weiyang Yinglun Clinic Co., Ltd. (“Xi’an Weiyang Yinglun”)	December 17, 2015	PRC	70%	Medical examinations

Yantai iKang Guobin Hongkang Health Management Co., Ltd. (“iKang Yantai Hongkang”)	May 31, 2015	PRC	100%	Sales of healthcare services

Yantai iKang Guobin Hongkang Health Management Co., Ltd. Clinic (“iKang Yantai Hongkang Clinic”)	May 31, 2015	PRC	100%	Medical examinations

Yantai iKang Guobin Hongkang Health Examination Management Co., Ltd. Clinic (“iKang Yantai Hongkang Examination Clinic”)	May 31, 2015	PRC	100%	Medical examinations

Yantai iKang Guobin Hongkang Health Examination Management Co., Ltd. (“iKang Yantai Hongkang Examination”)	May 31, 2015	PRC	100%	Sales of healthcare services

Guizhou iKang Guobin Health Technology Co., Ltd. (“Guizhou iKang”)	January 22, 2016	PRC	60%	Sales of healthcare services

Guizhou Wishstar Health Examination Clinic Co., Ltd. (“Guizhou Wishstar”)	January 22, 2016	PRC	60%	Medical examinations

Weifang Gaoxin iKang Guobin Clinic Co. Ltd. (“iKang Weifang Gaoxin”)	January 13, 2016	PRC	100%	Medical examinations

Wuhu iKang Guobin Clinic Co. Ltd (“Wuhu iKang”)	January 7, 2016	PRC	60%	Medical examinations

Chengdu Gaoxin iKang Dental Clinic Co., Ltd. (“iKang Chengdu Gaoxin”)	July 3, 2015	PRC	100%	Dental services

Shandong iKang Guobin Medical Examination Management Co., Ltd. (“Shandong iKang”)	May 14 2015	PRC	70%	Sales of healthcare services

Jinan iKang Zhuoyue Medical Examination Management Co, Ltd. (“iKang Jinan Zhuoyue”)	August 05, 2015	PRC	70%	Medical examinations

Yinchuan iKang Guobin Ciming Clinic Co., Ltd. (“iKang Yinchuan Ciming”)	May 31, 2015	PRC	70%	Medical examinations

Ningxia iKang Guobin Health Examination Investment Holding Co., Ltd. (“Ningxia iKang”)	May 31, 2015	PRC	70%	Sales of healthcare services

Hangzhou iKang Guobin Jiangnan Avenue Clinic Co., Ltd. (“iKang Hangzhou Jiangnan Avenue”)	November 16, 2015	PRC	100%	Medical examinations

Ningbo Haishu iKang Guobin Clinic Co., Ltd. (“iKang Ningbo Haishu”)	July 07, 2015	PRC	100%	Medical examinations

Nanjing iKang Guobin Hedingqiao Clinic Co., Ltd. (“iKang Nanjing Hedingqiao”)	November 25, 2015	PRC	100%	Medical examinations

Wuhan iKang Guobin Xiandai Sunny Clinic Co., Ltd. (“iKang Wuhan Xiandai Sunny”)	January 01, 2016	PRC	100%	Medical examinations

Foshan iKang Guobin Clinic Co., Ltd. (“Foshan iKang”)	October 24, 2015	PRC	100%	Medical examinations

Beijing Tianjian Sunny Health Science and Technology Co., Ltd. (“Beijing Tianjian Sunny”)	May 25, 2015	PRC	83%	Sales of healthcare services

Beijing Tianjian Sunny Health Science and Technology Co., Ltd. Anhuaqiao Clinic (“Beijing Anhuaqiao”)	May 25, 2015	PRC	83%	Medical examinations

Beijing Tianjian Sunny Health Science and Technology Co., Ltd. Fengtai Clinic (“Beijing Fengtai”)	May 25, 2015	PRC	83%	Medical examinations

Sinopharm Sunny Health Science and Technology Co., Ltd. Konggang Clinic (“Beijing Konggang”)	May 25, 2015	PRC	83%	Sales of healthcare services

Beijing iKang Guobin Sunny Jingchao Clinic Co., Ltd. (“iKang Beijing Jingchao”)	May 25, 2015	PRC	83%	Medical examinations

Beijing iKang Guobin Sunny Jingchun Clinic Co., Ltd. (“iKang Beijing Jingchun”)	May 25, 2015	PRC	83%	Medical examinations

Guangzhou Zhenxing Traditional Chinese Medical Clinic Co., Ltd. (“Guangzhou Zhenxing”)	May 25, 2015	PRC	83%	Medical examinations

Beijing Tianzhikangjian Investment Management Co., Ltd. (“Beijing Tianzhikangjian”)	May 25, 2015	PRC

Changsha iKang Guobin Health Consultancy Co., Ltd. (“Changsha iKang”)	May 25, 2015	PRC	83%	Sales of healthcare services

Changsha iKang Guobin Health Consultancy Co., Ltd. Sunny Clinic (“iKang Changsha Sunny Clinic”)	May 25, 2015	PRC	83%	Medical examinations

Beijing iKang Zhuoyue Jingxi Clinic Co., Ltd. (“iKang Beijing Jingxi”)	May 25, 2015	PRC	83%	Medical examinations

Yantai iKang Guobin Ciming Medical Examination Management Co., Ltd. (“Yantai Ciming”)	July 31, 2015	PRC	70%	Sales of healthcare services

Yantai iKang Guobin Ciming Medical Examination Management Co., Ltd.Laishan Clinic (“Yantai Ciming Laishan Clinic”)	July 31, 2015	PRC	70%	Medical examinations

Weifang Kuiwen iKang Guobin Ciming Clinic Co. Ltd. (“Weifang Kuiwen”)	July 31, 2015	PRC	70%	Medical examinations

Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic (“Weihai Ciming Clinic”)	July 31, 2015	PRC	70%	Sales of healthcare services

Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. (“Weihai Ciming”)	July 31, 2015	PRC	70%	Medical examinations

Chengdu iKang Guobin Ommay Health Examination Hospital Co., Ltd. (“Chengdu Ommay”)	April 01, 2015	PRC	100%	Medical examinations

Beijing iKang Guobin Headquarter Base Clinic Co., Ltd. (“Beijing Headquarter Base”)	February 1, 2016	PRC	100%	Medical examinations

Schedule of financial statements amounts and balances of the VIE entities, included in the accompanying consolidated financial statements (after inter-company elimination)

	As of March 31,
	2015	2016
Cash and cash equivalents	$22,870	$92,231
Accounts receivable and other current assets	94,658	128,400

Total current assets	117,528	220,631

Property and equipment, net	101,237	126,897
Acquired intangible assets, net	29,081	35,122
Other noncurrent assets	41,562	277,689

Total non-current assets	171,880	439,708

Total assets	289,408	660,339

Deferred revenues	31,786	52,210
Accounts payable and other current liabilities	113,250	124,754

Total current liabilities	145,036	176,964
Total non-current liabilities	6,670	238,889

Total liabilities	$151,706	$415,853

	For the years ended March 31,
	2014	2015	2016

Net revenues	$170,226	$248,202	$330,391
Net income	$20,948	$35,643	$12,614

	For the years ended March 31,
	2014	2015	2016

Net cash provided by operating activities	$16,927	$76,495	$92,294
Net cash used in investing activities	$(29,649)	$(91,833)	$(239.274)
Net cash provided by financing activities	$10,740	$26,882	$216,341